Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Deferred tax assets	$ 2,691	$ 1,860
Deferred tax liabilities	134	346
Net deferred tax assets	2,557	1,514
Forward contracts [Member]
Statement [Line Items]
Deferred tax assets	0	46
Deferred tax liabilities	134	0
Intangible assets [Member]
Statement [Line Items]
Deferred tax assets	873	980
Reserves [Member]
Statement [Line Items]
Deferred tax assets	269	73
RSUs [Member]
Statement [Line Items]
Deferred tax assets	1,482	672
Tax losses [Member]
Statement [Line Items]
Deferred tax assets	67	89
Property, plant and equipment [Domain]
Statement [Line Items]
Deferred tax liabilities	$ 0	$ 346